Annual Total Returns- International Equity Research Portfolio (Institutional) [BarChart] - Institutional - International Equity Research Portfolio - Institutional Class	2016	2017	2018	2019	2020
Total	7.95%	29.57%	(12.91%)	23.23%	14.91%